LAND USE RIGHTS, NET	6 Months Ended
Jun. 30, 2017
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
16.	LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	2016	2017
	December 31	June 30
	RMB	RMB
Land use rights	495,555,226	496,690,096
Less: accumulated amortization	(44,614,631)	(47,656,091)
Land use rights, net	450,940,595	449,034,005

Amortization expense was RMB3,757,807 and RMB3,041,460 for the six months ended June 30, 2016 and 2017, respectively. As of June 30, 2017, estimated amortization expense in each of the next five years is RMB9,136,665.

The Company disposed certain of its land use rights and recognized the gain of RMB3,727,161 and nil for the six months ended June 30, 2016 and 2017 respectively.

As of December 31, 2016 and June 30, 2017, certain land use rights with net book value of RMB120,325,828 and RMB 243,715,446 were pledged as collateral for the Company’s borrowings (Note 21).